PAUZE` TOMBSTONE FUND

                               Semi-Annual Report

                                October 31, 1997

Dear Investor:

Thank you for investing in the Pauze` Tombstone Fund, the first-ever mutual fund that invests in stocks of the death care industry. In the past, the death care industry has been largely overlooked by the investing public. Now, with the introduction of the Pauze` Tombstone Fund, investors are focusing in on this growth industry where U.S. and Canadian companies are leading the way towards globalizing and consolidating what has been traditionally and independent-funeral home dominated industry. Of the 22,500 funeral homes in the U.S., about 17% are now owned by consolidators such as Service Corporation International, the Loewen Group, Equity Corporation International, Carriage Services, and Stewart Enterprises. Eager for more market share, these companies are aggressively purchasing funeral and cemetery properties at a brisk pace. It is our opinion that over the next twenty years, consolidators will own over 80% of the funeral homes in the country. In addition, many of these companies are now international in scope with operations in Europe, Australia, New Zealand, and Mexico. Again, in our opinion, that over the next twenty years, these companies and other North American companies like them, will dominate funeral service globally. As the world now turns to U.S. companies for computer chips, airplanes, personal computers, telecommunications, and energy, the world will also be turning to North American companies for funeral service.

Aside from the expansion of services offered by the consolidators, there are also the demographics of an aging "baby boomer" population in not only the United States and Canada, but in most countries that were Allies during World War II. This fact leads to strong markets overseas as well.

The performance of the stocks which comprise the Pauze` Tombstone Common Stock Index (the "Index") and the Pauze` Tombstone Fund was disappointing during the first six months of the Fund. Many stocks had seen great appreciation during 1996 and the first half of 1997 with some being up as much as 50% during that 18 month period. Many realized their perk prices for the term during June and July. As you might expect after great gains, some profit taking by investors set in causing prices to fall. Adding to decline was the "crash" of October.

Since the investment policy of the Fund was to emulate the Index, there was little flexibility in attempting to take advantage of stocks which we felt would outperform the market or on a defensive side, reduce exposure to those stocks which we felt would underperform. A recent change in investment policy was therefore necessary in order to better serve our investors. Now, with added investment flexibility, performance should hopefully improve relative to the overall stock market.

Again thank you for your trust and confidence in allowing us to serve your investment needs.

Sincerely yours,


Philip C. Pauze`
President

Pauze` Tombstone Fund
Schedule of Investments
October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                                            Number of     Market     Percent of
                                                              Shares      Value      Net Assets
                                                              ------      -----      ----------
                     Equity securities

American Annuity Group, Inc.                                   2,480     $49,910         1.2%

Carriage Services, Inc.                                        3,465      58,039         1.4%

Equity Corporation International                               4,555      92,808         2.2%

Hillenbrand Industries, Inc.                                   6,690     285,998         6.9%

The Loewen Group, Inc.                                        15,535     384,491         9.2%

Matthews International Corporation, Class A                    1,290      54,825         1.3%

Rock of Ages Corporation                                       2,000      38,000         0.9%

Service Corporation International                             67,785   2,063,206        49.6%

Stewart Enterprises, Inc., Class A                            19,875     824,813        19.8%

The York Group, Inc.                                           2,470      57,428         1.4%
                                                                      ----------        -----
                                                Sub-total             $3,909,517        93.9%

                     Cash  equivalents

 Star Treasury Fund                                                      176,524         4.2%
                                                                      ----------        -----
    Total investments, cost ($ 4,349,758)                             $4,086,041        98.1%
                                                                      ==========        =====

   The accompanying notes are an integral part of these financial statements.

                             Pauze` Tombstone Fund
                      Statement of Assets and Liabilities
                                October 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------

Assets:

     Investment in securities, at current market value (cost $ 4,349,758)   $4,086,041
     Cash                                                                        9,832
     Receivables:
         Subscriptions for shares                                               32,195
         Interest                                                                  384
         Dividends                                                                 110
         Due from Adviser                                                        5,141
     Unamortized organization costs                                             17,928
     Prepaid expenses                                                           32,750
                                                                            ----------
                                                             Total assets    4,184,381
                                                                            ----------
Liabilities:

      Payables:
          Redemptions of  shares                                                10,000
          Accrued expenses                                                      13,063
                                                                            ----------
                                                        Total liabilities       23,063
                                                                            ----------
                                                               Net assets   $4,161,318
                                                                            ==========
Net assets:

    Paid-in-capital                                                          4,486,620
    Undistributed net investment income (loss)                                 (27,184)
    Accumulated net realized loss from investments                             (34,401)
    Net unrealized appreciation (depreciation) on investments                 (263,717)
                                                                            ----------
                      Net assets applicable to outstanding capital shares   $4,161,318
                                                                            ==========

Class A:

    Net assets                                                              $1,262,845
                                                                            ----------
    Shares outstanding, no par value, unlimited shares authorized              139,214
                                                                            ----------
    Net asset value and redemption price per share                               $9.07
                                                                            ==========
    Offering price per share                                                     $9.42
                                                                            ==========

Class B:

    Net assets                                                              $2,898,473
                                                                            ----------
    Shares outstanding, no par value, unlimited shares authorized              320,454
                                                                            ----------
    Net asset value and redemption price per share                               $9.04
                                                                            ==========
    Offering price per share                                                     $9.04
                                                                            ==========

   The accompanying notes are an integral part of these financial statements.

                          Pauze` Tombstone Fund
                         Statement of Operations
            for the six month period ended  October 31, 1997
                               (Unaudited)
--------------------------------------------------------------------------------

Net investment income:
     Interest income                                                     $4,343
     Dividend income                                                      9,633
                                                                      ---------
                                   Net investment income                 13,976
                                                                      ---------
Expenses:
     Investment advisory fees                                             5,051
     Administrative fees                                                  4,624
     Distribution fees- Class A                                             980
     Distribution fees- Class B                                           9,372
     Accounting service fees                                              3,518
     Transfer agent fees                                                  4,984
     Registration fees                                                    7,623
     Custodian fees                                                         725
     Professional fees                                                    5,480
     Trustees' fees and expenses                                          1,107
     Amortization of organization expense                                 1,997
     Insurance expense                                                      267
     Miscellaneous                                                          573
                                                                      ---------
                                          Total expenses                 46,301
      Expense reimbursement by Adviser                                   (5,141)
                                                                      ---------
                                            Net expenses                 41,160
                                                                      ---------
                                   Net investment income                (27,184)
                                                                      ---------
Net realized and unrealized loss from investments:
     Net realized loss on investments                                   (34,401)
     Net change in unrealized appreciation
             (depreciation) of investments                             (263,717)
                                                                      ---------
         Net realized and unrealized loss on investments               (298,118)
                                                                      ---------
Net increase (decrease) in net assets resulting
               from operations                                        ($325,302)
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

                              Pauze` Tombstone Fund
                       Statement of Changes in Net Assets
                 for the six month period ended October 31, 1997
                                   (Unaudited)
--------------------------------------------------------------------------------

From operations:

     Net investment income (loss)                                      ($27,184)
     Net realized gain (loss) from investments                          (34,401)
     Net change in unrealized appreciation
              (depreciation) of investments                            (263,717)
                                                                     ----------
                    Net increase (decrease) in net assets
                           resulting from operations                   (325,302)
                                                                     ----------
Distributions to shareholders:

      None

From capital share transactions:
     Net proceeds from sale of shares                                 4,514,708
     Net asset value of shares issued to shareholders
            in reinvestment of distributions                                  0
                                                                     ----------
                                                                      4,514,708
     Cost of shares redeemed                                            (28,088)
                                                                     ----------
               Increase (decrease) in net assets derived
                      from capital share transactions                 4,486,620
                                                                     ----------
Net increase (decrease) in net assets                                 4,161,318
Net assets at beginning of period                                             0
                                                                     ----------
Net assets at end of period                                          $4,161,318
                                                                     ==========


   The accompanying notes are an integral part of these financial statements.

Pauze` Tombstone Fund
Financial Highlights Table
For the six months ended October 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

For a capital share outstanding throughout each period:


                                                                         Class A      Class B
                                                                         -------      -------
Net asset value, Beginning of period                                     $10.00       $10.00
                                                                         ------       ------
Income from investment operations:
     Net investment income                                                (0.04)       (0.07)
     Net realized and unrealized gain (loss)
        on investments                                                    (0.89)       (0.89)
                                                                         ------       ------
Total from investment operations                                          (0.93)       (0.96)
                                                                         ------       ------
Less distributions to shareholders:

     None


Net asset value, end of period                                            $9.07        $9.04
                                                                         ======       ======
Total investment return (1)                                              (18.6%)      (19.2%)

Ratios/Supplemental Data:
     Net assets, end of period                                       $1,262,845   $2,898,473
     Ratio of expenses to average net assets (1)(2)                       2.92%        3.72%
     Ratio of net investment income to average net assets (1)(2)         (1.72%)      (2.54%)
     Portfolio turnover rate                                              35.2%        35.2%

(1)  Annualized
(2) Net investment income is net of expense reimbursements and fee waivers of $.002 and $.002 per share for Class A and Class B, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 3.34% and 4.16% for Class A and Class B, respectively, and the annualized net investment income ratio would have been (2.16%) and (2.98%) for Class A and Class B respectively.

   The accompanying notes are an integral part of these financial statements.

PAUZE` TOMBSTONE FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 1997 (Unaudited)


(1)  ORGANIZATION

     Pauze` Tombstone Fund (the "Fund") is a non-diversified, open-end management investment company, organized as a series of Pauze` Funds (the "Trust") on January 29, 1997, and commenced operations on May 1, 1997. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are currently three additional series within the Trust which are not a subject of these financial statements.

     The Fund offers its shares in two classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to contingent deferred sales charge on redemptions made within seven years of purchase.

     The investment objective of the Fund is to provide shareholders with long-term capital appreciation by investing primarily in all or a representative group of equity securities comprising the Pauze` Tombstone Common Stock Index, an index of publicly traded companies providing goods and/or services to the death care sector of the economy.

     The death care sector consists of companies whose primary business is concentrated in one or more of three broad categories: (1) funeral services, (2) cemetery services, (3) funeral and cemetery support goods and services. Any regulatory, demographic or other economic factor particularly affecting the death care industry could have a material adverse impact on the Fund. The Fund is a non-diversified fund, and, as such, presents substantially more investment risk and potential for volatility than a mutual fund which is diversified.


(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          SECURITY VALUATION

          Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

PAUZE` TOMBSTONE FUND

October 31, 1997 (Unaudited)


          INCOME AND EXPENSES

          Expenses directly attributable the Fund are charged to the Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

          SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

          Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

          REPURCHASE AGREEMENTS

          The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

          FEDERAL INCOME TAXES

          It is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

          DEFERRED ORGANIZATIONAL COSTS

          Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

PAUZE` TOMBSTONE FUND

October 31, 1997 (Unaudited)


          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

          Dividends and distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund generally pays dividends quarterly and capital gains distributions, if any, at least annually. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement
          (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


(3)  INVESTMENT TRANSACTIONS

     For the period ended October 31, 1997, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $5,121,921 and $914,307, respectively. At October 31, 1997, the unrealized depreciation of investments was ($263,717). Gross unrealized appreciation of investments aggregated $94,503 and gross unrealized depreciation of investments aggregated $357,770. The cost of investments for federal income tax purposes at October 31, 1997 was $4,173,234.


(4)   CAPITAL SHARES TRANSACTIONS

                                                               May 1, 1997
                                                                   To
                                                            October 31, 1997
Class A                                                    Shares      Amount
                                                           ------      ------
Shares sold                                               142,125    $1,387,782
Reinvestment of dividends
Shares redeemed                                            (2,911)      (26,670)
                                                          -------    ----------

      Net Increase                                        139,214    $1,361,112
                                                          =======    ==========

Class B                                                    Shares      Amount
                                                           ------      ------
Shares sold                                               320,609    $3,126,927
Reinvestment of dividends
Shares redeemed                                               155         1,418
                                                          -------    ----------
      Net increase                                        320,454    $3,125,109
                                                          =======    ==========

(5)  TRANSACTIONS WITH THE MANAGER AND AFFILIATES

     Pauze`, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze` Swanson Capital Management Co. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect through April 30, 1998, furnishes management and investment advisory services to the Fund.

PAUZE` TOMBSTONE FUND

October 31, 1997 (Unaudited)


     This agreement provides for a monthly management fee at the annual rate of 0.38% of the average daily net assets of the Fund.

     Expenses were initially limited by the Advisor. For the period ended October 31, 1997, the Advisor reimbursed $5,141 to the Fund.

     Certain officers/trustees of the Fund are also officers and/or directors of the Manager.

     Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management. For the Services provided, the Administrator received a fee of $4,624 for the period.

     Declaration Service Company determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company received a fee of $3,518 for the period from the Fund.

     Declaration Distributors, Inc., an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. received $537 for the period from the Fund.

     An officer of Declaration Service Company and Declaration Distributors, Inc. (the underwriter of the Trust) is an officer/ trustee of the Trust. The officer receives no compensation for these services

     The independent trustees are each paid an annual fee of $10,000 from the Trust plus $500 per meeting and out-of-pocket expenses. The Fund's share of these expenses for for the period was $1,107.

Distribution and Underwriting Fees

     Class A Shares

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

     During the period ended October 31, 1997, Declaration Distributors, Inc., the Fund's Underwriter (the "Underwriter) received $46,820 from commissions earned on sales of Class A shares of the Fund of which $4,633 was retained by the Underwriter and the remaining $42,187 was reallowed to investment dealers. Of this amount $21,116 was paid to GS2 Securities, Inc., of which officers/ directors of the Advisor may be deemed to be affiliates.

PAUZE` TOMBSTONE FUND

October 31, 1997 (Unaudited)


     Class B Shares

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within seven years of purchase.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within seven years of the original purchase. The charge is a declining percentage starting at 3.75% of the lesser of net asset value of the shares redeemed or the total cost of such shares

Rule 12b-1 Distribution Plan

     A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund, with separate provisions for each class of shares. The plan provides that the Fund will pay a servicing or Rule 12b-1 fee of 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to the Advisor for its ongoing services to prospective and existing Fund shareholders, including payments to persons or institutions for performing certain servicing functions for Fund shareholders. These payments will generally be based on a percentage of the value of Fund shares held by the institution's clients. With respect to the Class B shares, the distribution plan provides that the Fund will use Fund assets allocable to those shares to pay the Advisor additional Rule 12b-1 fees of 0.75% of said assets (1/12 of 0.75% monthly) for its services and expenditures related to the distribution of Class B shares, including fees paid to broker-dealers for sales and promotional services. The fees received by the Advisor for either class of shares during any year may be more or less than its costs of providing distribution and shareholder services to the class of shares.